SEGMENTED INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) segment	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
SEGMENTED INFORMATION
Number of reportable operating segments | segment	1
Number of geographic segments | segment	3
Equipment	$ 49	$ 54	$ 93
Exploration and evaluation assets	50,494	38,342
Canada
SEGMENTED INFORMATION
Equipment	19	39
Exploration and evaluation assets	1,817	1,732
Greenland
SEGMENTED INFORMATION
Equipment	30	15
Exploration and evaluation assets	48,671	36,607
United States
SEGMENTED INFORMATION
Exploration and evaluation assets	$ 6	$ 3